Variable Interest Entities (Financial Information of Consolidated VIEs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS:
Cash and cash equivalents	$ 220,794,000	$ 548,484,000	$ 366,639,000	$ 330,411,000
Restricted time deposits	282,186,000	393,019,000
Accounts receivable, net	77,969,000	35,996,000
Due from Sohu Group	324,000	393,000
Others	3,904,000	5,760,000
Total current assets	807,371,000	1,045,176,000
Goodwill	258,997,000	180,252,000
Other non-current assets	29,090,000	8,060,000
LIABILITIES:
Accounts payable	50,782,000	57,438,000
Receipts in advance and deferred revenue	39,178,000	43,842,000
Tax payables	18,471,000	31,214,000
Contingent consideration - current	3,935,000	0
Total current liabilities	247,947,000	648,948,000
Contingent consideration - non-current	1,929,000	4,162,000
Net revenue	553,404,000	611,438,000	518,907,000
Net income (loss)	(21,159,000)	286,422,000	293,596,000
Net cash provided by operating activities	50,316,000	358,643,000	340,436,000
Net cash used in investing activities	(330,502,000)	(322,693,000)	(314,696,000)
Net cash used in financing activities	(46,584,000)	130,102,000	8,739,000
Consolidated VIEs [Member]
ASSETS:
Cash and cash equivalents	13,926,000	107,356,000
Restricted time deposits	294,000	0
Accounts receivable, net	62,725,000	31,245,000
Prepaid expense	7,762,000	1,659,000
Other receivable	7,130,000	19,843,000
Due from affiliates	171,808,000	223,485,000
Due from Sohu Group	5,095,000	392,000
Others	1,406,000	1,826,000
Total current assets	270,146,000	385,806,000
Goodwill	127,541,000	128,139,000
Deferred tax assets and provision	18,066,000	479,000
Other non-current assets	81,723,000	91,929,000
Total assets	497,476,000	606,353,000
LIABILITIES:
Accounts payable	27,153,000	25,986,000
Accrued and other short-term liabilities	17,022,000	21,160,000
Due to affiliates	233,715,000	226,510,000
Receipts in advance and deferred revenue	37,871,000	43,252,000
Tax payables	5,139,000	1,453,000
Contingent consideration - current	3,935,000	0
Total current liabilities	324,835,000	318,361,000
Contingent consideration - non-current	1,929,000	4,162,000
Other long-term liabilities	1,799,000	3,777,000
Total liabilities	328,563,000	326,300,000
Net revenue	726,668,000	719,253,000	613,629,000
Net income (loss)	(108,889,000)	(1,170,000)	99,276,000
Net cash provided by operating activities	2,296,000	102,086,000	66,739,000
Net cash used in investing activities	(94,257,000)	(53,925,000)	(43,087,000)
Net cash used in financing activities	(793,000)	0	(13,106,000)
Total of registered capital and PRC statutory reserves of VIEs	$ 41,200,000